STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, issued	587,562,371	177,629,939	177,629,939	136,953,904
Common stock, outstanding	587,562,371	177,629,939	177,629,939	136,953,904
Stock-based compensation related to the stock options	$ 0	$ 113,488	$ 140,668	$ 256,187
Series A Preferred Stock
Preferred stock, authorized	1,000,000		1,000,000	1,000,000
Preferred stock, issued	1,000,000		1,000,000	1,000,000
Preferred stock, outstanding	1,000,000		1,000,000	1,000,000
Series B Preferred Stock
Preferred stock, authorized	3,000,000		3,000,000	3,000,000
Preferred stock, issued	2,588,693		2,588,693	2,588,693
Preferred stock, outstanding	2,588,693		2,588,693	2,588,693
Series C Preferred Stock
Preferred stock, authorized	3,000,000		3,000,000	3,000,000
Preferred stock, issued	0		0	0
Preferred stock, outstanding	0		0	0